GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 2,022,575	$ (778,382)	$ 1,237,220
Accumulated deficit	10,764,802	8,742,227
Working capital	$ 5,540,407	$ 536,918